Description of the Plan	12 Months Ended
Jun. 30, 2025
Southern Bank 401(k) Retirement Plan (the Plan)
EBP, Description of Plan [Line Items]
Description of the Plan

Note 1:Description of the Plan

The following description of Southern Bank 401(k) Retirement Plan (the Plan) provides only general information. Participants should refer to the Plan Document for a more complete description of the Plan’s provisions.

General

The Plan is a defined contribution plan sponsored by Southern Bank (the Bank), a wholly-owned subsidiary of Southern Missouri Bancorp, Inc. (the Company), for the benefit of its employees who have at least one year of service and are age 21 or older. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA).

The Bank previously also maintained a qualified Employee Stock Ownership Plan (ESOP). The Bank merged the ESOP into the Plan effective October 1, 2010. Participant accounts under the ESOP are maintained as a separate source (ESOP Source) under the Plan with ESOP provisions concerning matters such as vesting, withdrawals, loans, dividends, and distributions remaining in effect.

The Plan is administered by the Bank. Capital Bank and Trust Company is the trustee of the Plan. American Funds serves as the Plan custodian.

Contributions

The Plan permits eligible employees to make voluntary contributions to the Plan up to the annual limit set by the Internal Revenue Service (IRS). Employee rollover contributions are also permitted. Participants who have attained age 50 before the end of the calendar year are eligible to make catch-up contributions.

The Bank makes safe harbor matching contributions of 100% of employees’ salary deferral amounts on the first 3% of employees’ compensation, and 50% of employees’ salary deferral amounts on the next 2% of employees’ compensation. The Bank also makes profit-sharing contributions. Bank profit-sharing contributions are discretionary as determined by the Bank’s Board of Directors. Contributions are subject to certain limitations. Forfeitures are used to reduce Bank contributions.

Participant Investment Account Options

Investment account options available include various funds and common stock of the Company. Each participant has the option of directing his contributions into any of the separate investment accounts and may change the allocation daily.

Participant Accounts

Each participant’s account is credited with the participant’s contribution, the Bank’s contribution, and plan earnings, and is charged with an allocation of administrative expenses. Allocations are based on participant earnings or account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Vesting

Participants are immediately vested in their voluntary contributions plus earnings thereon. Bank matching contributions and ESOP source contributions are vested at a rate of 20% per year of service beginning with completion of the second year of service. A participant becomes fully vested with completion of their sixth year of service. The non-vested balance is forfeited upon termination of service. Forfeitures are used to reduce Bank contributions.

Payment of Benefits

Under the terms of the Plan, participants are entitled to receive the amount credited to their accounts upon normal retirement at the age of 65 or disability retirement. Participants terminating employment prior to retirement are entitled to receive that portion of their account that is vested. In the event of death, the participant’s account becomes fully vested and is paid to the designated beneficiary. Distributions under the Plan are payable in a lump sum or through installments. Payments through installments are only available to Participants with a vested account balance in excess of $5,000 who terminate at normal retirement age or later. At June 30, 2025 and 2024, Plan assets included no amounts allocated to accounts of terminated or retired participants who have elected to withdraw from the Plan but which had not yet been paid.

Forfeited Accounts

At June 30, 2025 and 2024, forfeited non-vested accounts totaled $62,488 and $38,567, respectively. These accounts will be used to reduce future Bank contributions. Also, in 2025, employer contributions were reduced by $45,391 from forfeited non-vested accounts.

Notes Receivable from Participants

The Plan Document includes provisions authorizing loans from the Plan to active eligible participants. The minimum amount of a loan shall be $1,000. The maximum amount of a participant’s loans is determined by the available loan balance restricted to the lesser of $50,000 or 50% of the participant’s vested account balance. All loans are covered by demand notes and are repayable over a period not to exceed five years. Loans are repaid through payroll withholdings unless the participant is paying the loan in full. Interest on the loans is fixed for the term of the loan at a rate one percentage point above the Wall Street Journal’s published prime rate of interest on the first day of the month in which the loan was made.

Plan Termination

Although it has not expressed an intention to do so, the Bank has the right under the Plan to discontinue its contributions at any time and to terminate the Plan, subject to the provisions of ERISA. In the event of plan termination, participants will become 100% vested in their accounts.